MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional Information for Rollforward (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		$ 4,300
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 28,208		$ 44,858
Plant and equipment | IFRS 16
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	4,584
Right-of-use asset, amortization	$ 1,082